Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	144,789,036.70	15,244
Yield Supplement Overcollateralization Amount 04/30/20	3,043,225.61	0
Receivables Balance 04/30/20	147,832,262.31	15,244
Principal Payments	7,715,503.61	339
Defaulted Receivables	239,350.37	23
Repurchased Accounts	29,147.45	2
Yield Supplement Overcollateralization Amount at 05/31/20	2,779,846.88	0
Pool Balance at 05/31/20	137,068,414.00	14,880

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.84%
Prepayment ABS Speed	0.94%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	2,080,314.78	170
Past Due 61-90 days	522,606.03	41
Past Due 91-120 days	165,358.31	18
Past Due 121+ days	0.00	0
Total	2,768,279.12	229

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	237,233.98
Aggregate Net Losses/(Gains) - May 2020	2,116.39
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.02%
Prior Net Losses Ratio	2.58%
Second Prior Net Losses Ratio	1.02%
Third Prior Net Losses Ratio	0.72%
Four Month Average	1.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.57%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.93%
Weighted Average APR, Yield Adjusted	5.98%
Weighted Average Remaining Term	25.14

Flow of Funds	$ Amount

Collections	8,381,612.98
Investment Earnings on Cash Accounts	3,040.71
Servicing Fee(1)	(123,193.55)
Transfer to Collection Account	29,147.45
Available Funds	8,290,607.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	129,564.97
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	7,720,622.70
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	402,922.17
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	8,290,607.59

Servicing Fee	123,193.55
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00
Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 05/15/20	135,157,355.04
Principal Paid	7,720,622.70
Note Balance @ 06/15/20	127,436,732.34

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-3
Note Balance @ 05/15/20	33,667,355.04
Principal Paid	7,720,622.70
Note Balance @ 06/15/20	25,946,732.34
Note Factor @ 06/15/20	8.0082507%

Class A-4
Note Balance @ 05/15/20	75,480,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	75,480,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	26,010,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	26,010,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	167,062.72
Total Principal Paid	7,720,622.70
Total Paid	7,887,685.42

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	36,472.97
Principal Paid	7,720,622.70
Total Paid to A-3 Holders	7,757,095.67

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1774450
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.2004299
Total Distribution Amount	8.3778749

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1125709
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	23.8290824
Total A-3 Distribution Amount	23.9416533

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/20	23,407,920.41
Investment Earnings	2,974.09
Investment Earnings Paid	(2,974.09)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.